Expenses and Other Non-Operating (Income) Expense, Net - Schedule Of General And Administrative Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Expenses And Other Non Operating Income Expense Net [Abstract]
IT expenses	$ 1,135,355	$ 1,066,708
Legal and professional expenses	2,274,891	5,569,989
Business development expenses	777,161	7,136,168
Employee salaries and benefits	4,340,558	3,506,501
Consultancy charges	3,472,170	8,223,297
Share-based payments to employees	2,543,621	1,739,294
Share-based payments to related parties	2,083,647	39,501,701
Share-based payments for consultancy	485,080	18,417,816
Other	874,045	1,479,026
Total	$ 17,986,528	$ 86,640,500